As Filed with the Securities and Exchange Commission on December 12, 2016
Registration Nos.: 333-203265; 811-05961
____________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 7 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52 ☒
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
489 Fifth Ave., 28th Floor New York, New York 10017
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 30, 2016 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 7 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 333-203265) filed pursuant to Rule 485(a) of the Securities Act of 1933, until December 30, 2016. Since no other changes are intended to be made to Post-Effective Amendment No. 6 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 6 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 12th day of December, 2016.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	December 12, 2016
R. Jeffrey Orr*

/s/ Andra S. Bolotin	President and Chief Executive Officer	December 12, 2016
Andra S. Bolotin

/s/ Kara S. Roe	Vice President and Treasurer	December 12, 2016
Kara S. Roe

/s/ Marcia D. Alazraki	Director	December 12, 2016
Marcia D. Alazraki*

/s/ John L. Bernbach		December 12, 2016
John L. Bernbach*	Director

/s/ André Desmarais		December 12, 2016
André Desmarais*	Director

/s/ Paul Desmarais, Jr.	Director	December 12, 2016
Paul Desmarais, Jr.*

/s/ Stuart Z. Katz	Director	December 12, 2016
Stuart Z. Katz*

Director
T. Timothy Ryan, Jr.

/s/ Jerome J. Selitto	Director	December 12, 2016
Jerome J. Selitto*

/s/ Brian E. Walsh	Director	December 12, 2016
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		December 12, 2016
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney